Income Taxes (Schedule of Unrecognized Tax Benefits) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, Balance at December 31, 2011	$ 0
Unrecognized tax benefits, Increase related to prior year tax positions	116,687
Unrecognized tax benefits, Decrease related to prior year tax positions
Unrecognized tax benefits, Increase related to current year tax positions	1,000,000
Unrecognized tax benefits, Balance at December 31, 2012	$ 1,116,687